Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 01, 2016
Registrant Name	dei_EntityRegistrantName	Northern Lights Variable Trust
Central Index Key	dei_EntityCentralIndexKey	0001352621
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	nlvt
Document Creation Date	dei_DocumentCreationDate	May 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2016
Prospectus Date	rr_ProspectusDate	May 01, 2016
Northern Lights Variable Trust
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the annual operating expenses that you may indirectly pay if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal period, the Portfolio’s portfolio turnover rate was 104% of the average value of the portfolio. The Portfolio’s portfolio turnover rate increased significantly during 2015 because the Portfolio reallocated the fixed income portfolio to reflect alignment with market conditions.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	104.00%
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Estimated and restated for the current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio seeks to achieve its investment objectives using two principal strategies:

• Short to Medium-Term Fixed Income Strategy: The Portfolio will invest directly in short to medium-term fixed income securities. The fixed income strategy includes short to medium-term fixed income instruments. The Portfolio may invest in these instruments directly or through other investment companies or pooled vehicles. The Advisor’s decisions are driven by liquidity, rating and time to maturity. This portion of the Portfolio is constructed in order to mitigate interest rate and credit risk while optimizing income, and will involve investment in securities including but not limited to: cash, cash equivalents, and upper medium investment grade to prime investment grade, short-term debt securities and money market instruments.

• Managed Futures Strategy: The Portfolio will execute its managed futures strategy by investing up to 25% of its total assets in a wholly-owned and controlled Cayman subsidiary (the “Subsidiary”). The Subsidiary will invest the majority of its assets in limited partnerships, corporations, limited liability companies and other types of pooled investments (each an “Underlying Pool”) or implement the strategy by using swaps. To the extent they are applicable to the investment activities of the Subsidiary, the Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Portfolio when viewed on a consolidated basis.

The managed futures strategy is intended to provide returns non-correlated with traditional portfolios through allocation to alternative investments. The Advisor implements the strategy using a variety of forms of diversification which may include: (1) diversification across market sectors; (2) diversification across geographic areas; (3) diversification across short, medium and long term holding periods; and (4) diversification across different types of strategies, such as trend following (identifying opportunities as prices trend up and down) and mean reversion (analyzing statistics over the long term and investing as prices revert to the long term price average). This strategy can be deployed by investing in Underlying Pools, swaps, structured notes or other instruments that use a single strategy as well as Underlying Pools, swaps, structured notes and other instruments that use multiple strategies. Each instrument invests according to its manager’s trading strategy or strategies, and will generally trade a diversified portfolio of commodity interests, including but not limited to: futures contracts, forward contracts, and foreign exchange commitments, options on physical commodities and on futures contracts, spot (cash) commodities and currencies. The holding periods for trades may vary and could last from a few days to over one year. Quantitative models driven mainly by volatility and correlation measurements are used in order to control investment biases (such as biases for larger contracts or higher margin contracts). As of the date of this Prospectus, the Adviser has elected to implement the managed futures strategy through the use of a total return swap with Deutsche Bank AG, London Branch, which provides exposure to the total returns of the Chesapeake Diversified Program.

The Chesapeake Diversified Program applies trading strategies to a spectrum of markets, asset classes (including short and long positions in equities, bonds, currencies, commodities) and financial instruments (such as Futures Interest Contracts, other funds and cash). The investment decisions are based on market movement and market trends that result from various factors including changes in interest rates, inflation, economic cycles and political circumstances. Through Chesapeake, the Portfolio may invest in multiple countries and frequently has significant exposure to foreign currencies and investments. Although the Portfolio typically will invest up to 30% of its assets in foreign markets, the Portfolio may invest in foreign markets without limitation.

The Portfolio may also pursue the managed futures strategy by investing a portion of its assets directly in certain financial-related derivatives which may include certain financial futures and operations based on equity indices, interest rates, single stock futures and other financial instruments and currencies. The Portfolio anticipates that it will generally invest between 10-70% of its assets (whether directly or through the Subsidiary) pursuant to the managed futures strategy. The Portfolio anticipates that it will generally invest between 30-90% of its assets pursuant to the short to medium-term fixed income strategy, although it reserves the right to invest up to 100% of its assets pursuant to the short to medium-term fixed income strategy.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. The Portfolio is not intended to be a complete investment program. Many factors affect the Portfolio's net asset value and performance.

The following risks apply to the Portfolio through its direct investments as well as indirectly through investments in Underlying Pools and the Subsidiary.

• Commodities Risk. Investing in the commodities markets (directly or indirectly) may subject the Portfolio to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

• Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes.

• Derivatives Risk. The Portfolio may use derivatives (including options, futures and options on futures) to enhance returns or hedge against market declines. The Portfolio's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index.

• Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the fund. As a result, for the present, interest rate risk may be heightened.

• Foreign Currency Risk. Currency trading risks include market risk, credit risk and country Risk. Market risk results from adverse changes in exchange rates in the currencies in which the Portfolio is long or short. Credit risk results because currency trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.

• Foreign Exchanges Risk. A portion of the derivatives trades made by the Portfolio may take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals' markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

• Foreign Investment Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk. The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk. Using derivatives to increase the Portfolio's combined long and short exposure creates leverage, which can magnify the Portfolio's potential for gain or loss and, therefore, amplify the effects of market volatility on the Portfolio's share price.

• Liquidity Risk. Liquidity risk exists when particular investments of the Portfolio would be difficult to purchase or sell, possibly preventing the Portfolio from selling such illiquid securities at an advantageous time or price, or possibly requiring the Portfolio to dispose of other investments at unfavorable times or prices in order to satisfy its obligations. Recently, interest rates have been historically low. Current conditions may result in a rise in interest rates, and a potential rise in interest rates may result in periods of volatility and increased redemptions. As a result of increased redemptions, the fund may have to liquidate portfolio securities at disadvantageous prices and times, which could reduce the returns of the fund. The reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years also has the potential to decrease liquidity.

• Management Risk. The risk that investment strategies employed by the Advisor in selecting investments and asset allocations for the Portfolio may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.

• Market Risk. Overall securities and derivatives market risks may affect the value of individual instruments in which the Portfolio invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Short Position Risk. While the Portfolio will not take short positions, the Underlying Pools may. As a result, the Underlying Pools (and indirectly the Portfolio) will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Underlying Pool manager's ability to accurately anticipate the future value of a security or instrument. The Underlying Pools’ losses are potentially unlimited in a short position transaction.

• Tax Risk. Certain of the Portfolio’s investment strategies, including transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts, may be subject to special tax rules, the effect of which may have adverse tax consequences for the Portfolio. By investing in commodities indirectly through the Subsidiary, the Portfolio will obtain exposure to the commodities markets within the U.S. federal tax requirements that apply to the Portfolio. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Portfolio as ordinary income, which may be taxed at less favorable rates than capital gains. Additionally, the Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (unrelated to the Portfolio), which indicate that certain income from an investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). However, the IRS has suspended issuance of any further letters pending a review of its position. If the IRS were to change its position with respect to the conclusions reached in its private letter rulings (which change in position might be applied to the Portfolio retroactively), the income from the Portfolio's investment in the Subsidiary might not be qualifying income, and the Portfolio might not qualify as a regulated investment company for one or more years.

• Underlying Pools Risk. Underlying Pools are subject to investment advisory and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in an Underlying Pool and may be higher than other mutual funds that invest directly in stocks and bonds. The Underlying Pools will pay management fees, brokerage commissions, operating expenses, and may pay performance based fees to the respective Underlying Pool manager. Any performance based fees will be paid by the Underlying Pool to its manager without regard to the performance of other managers or the Underlying Pool’s overall profitability. Underlying Pools are subject to specific risks, depending on the nature of the pool. There is no guarantee that any of the trading strategies used by the managers retained by an Underlying Pool will be profitable or avoid losses.

• Wholly-Owned Subsidiary Risk. The Subsidiary will not be registered under the Investment Company Act of 1940 (“1940 Act”) and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Portfolio and the Subsidiary, respectively, are organized, could result in the inability of the Portfolio and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Portfolio and its shareholders. Your cost of investing in the Portfolio will be higher because you indirectly bear the expenses of the Subsidiary.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table set out below help show the returns and risks of investing in the Portfolio. The bar chart shows performance of the Class 2 shares of the Portfolio for each full calendar year since the Portfolio's inception. The performance table compares the performance of the Portfolio’s Class 2 shares over time to the performance of a broad-based securities market index. You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-855-542-4MHB (4642).

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-542-4MHB (4642)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Portfolio’s past performance may not be an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart for Calendar Years Ended December 31.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	4thQuarter 2015	12.82%
Worst Quarter:	1st Quarter 2015	(13.90)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.90%)
Performance Table Heading	rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For period ended December 31, 2015)
Northern Lights Variable Trust | Barclay BTOP 50 Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.41%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	2.57%	[1]
Northern Lights Variable Trust | Class 2 shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.96%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	1.15%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.75%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.14%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 217
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	796
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,400
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,036
Annual Return 2013	rr_AnnualReturn2013	3.92%
Annual Return 2014	rr_AnnualReturn2014	7.54%
Annual Return 2015	rr_AnnualReturn2015	(6.63%)
1 Year	rr_AverageAnnualReturnYear01	(6.63%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.34%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 07, 2012

[1]	The Barclay BTOP50 Index ("BTOP50 Index") seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 Index employs a top-down approach in selecting its Constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50 Index. In each calendar year the selected trading advisors represent, in aggregate, no less than 50% of the investable assets of the Barclay CTA Universe. Investors cannot invest directly in an index.
[2]	Other Expenses do not include the costs of investing in securities of limited partnerships, corporations, limited liability companies and other types of pooled investment vehicles, including commodity pools (the "Underlying Pools"). The Portfolio estimates that Underlying Pool expenses, if presented, would be 0.49%. This estimate does not include performance-based fees for Underlying Pools, which cannot be meaningfully estimated. The expenses of the Portfolio's wholly-owned subsidiary are consolidated with those of the Portfolio and are not presented as a separate expense. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio.
[3]	Estimated and restated for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[4]	The Portfolio's Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Portfolio, at least until April 30, 2017 such that the Total Annual Operating Expenses after Fee Waiver (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses) do not exceed 2.00% for Class 2 shares of the respective Class' average net assets. This agreement may be terminated by the Trust's Board of Trustees on 60 days' written notice to the Advisor.